As filed with the Securities and Exchange Commission on September 10, 2012

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 131	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Richard Morris, Esq.
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	380 Madison Avenue, 21st Floor
Washington, DC 20006	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

September 10, 2012

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

China Dividend ex-Financials Fund (CHXF)
*	Principal U.S. Listing Exchange: NASDAQ

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree China Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.63%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$64	$202

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree China Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree China Dividend ex-Financials Index is comprised of dividend paying common stocks outside of the financial sector. The Index consists of the ten largest stocks in each sector of the Chinese economy, other than the financial sector, that meet the Index criteria. Companies are eligible to be included in the Index if they have at least $1 billion in float-adjusted market capitalization, are domiciled in China and are listed on the Hong Kong Stock Exchange. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Shares held by control groups, public companies and government agencies are excluded. Companies are weighted in the Index based on annual cash dividends paid. Companies that pay higher dividends and meet specified liquidity and other criteria generally have a higher weight in the Index. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security weights may fluctuate above 10% and sector weights may fluctuate above 25% between annual Index rebalance dates.

2	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Currency Exchange Rate Risk. The Fund currently invests a relatively large percentage of its assets in investments denominated in Hong Kong dollars, or in securities that provide exposure to such currency, currency exchange rates or interest rates denominated in such currency. Changes in currency exchange rates and the relative value of the Hong Kong dollar will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund currently invests a relatively large percentage of its assets in securities and instruments that are traded in developing or emerging markets or that provide exposure to such securities or markets. These investments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

WisdomTree Trust Prospectus	3

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Old Mutual Global Index Trackers (Proprietary) Limited serves as sub-adviser to the Fund.

Portfolio Managers

Kingsley Williams, Deputy Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Anver Dollie, Deputy Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Nonhlanhla Dube has been a portfolio manager of the Fund since its inception.

4	WisdomTree Trust Prospectus

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Creation Units generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

Additional Information About the Fund

Additional Investment Objective, Strategy and Risk Information

Investment Objective. The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index (the “Index”). The Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, it may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, the Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. Under normal circumstances, as long as the Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

Index. The Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in the Index is based on a measure of fundamental value. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The Index is weighted based on the dividend yield of the companies in the Index. This means that securities of companies that have higher dividend yields and meet specified liquidity and other criteria generally will be more heavily weighted in the Index and the Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Additional Risk Information About the Fund. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund’s Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk

The Fund currently invests a relatively large percentage of its assets in investments denominated in Hong Kong dollars, or in securities that provide exposure to such currency, currency exchange rates or interest rates denominated in such currency. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

6	WisdomTree Trust Prospectus

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency or payment of dividends, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of a Fund that invests in emerging market securities to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause a Fund to decline in value.

Energy Investing

The energy sector can be significantly affected by, among other things: worldwide economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Fiscal Policy Risk

Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Concentration in China

Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the yuan and Hong Kong dollar and manages the yuan and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the yuan and the Hong Kong dollar relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the yuan or the Hong Kong dollar will move in relation to the U.S. dollar as expected. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. Adding to this risk, China’s authoritarian government has used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

WisdomTree Trust Prospectus	7

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Market Risk

The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Non-Correlation Risk

As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, the Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The Fund may be subject to foreign ownership limitations and, as a result, may not be able to invest in certain securities to the same extent as the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Non-Diversification Risk

Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

8	WisdomTree Trust Prospectus

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV intra-day when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

WisdomTree Trust Prospectus	9

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios called “Funds.” WisdomTree Investments is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for the Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. For its services, WisdomTree Asset Management expects to receive fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
China Dividend ex-Financials Fund	0.63%

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, acquired fund fees and expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2012.

Sub-Adviser

As sub-adviser, Old Mutual Global Index Trackers (Proprietary) Limited (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. The Sub-Adviser, a member of the Old Mutual Group, is an emerging market based registered investment adviser that manages passive global strategies for clients in the United States, Europe and Africa. Its principal office is located at 3rd Floor, Umnotho Building, Mutual Square, 93 Grayston Drive, Sandton, Johannesburg, South Africa 2196. As of July 31, 2012, the Sub-Adviser had assets under management totaling approximately $5.9 billion. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments.

The basis for the Board of Trustees’ approval of the Fund’s Investment Sub-Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2012.

WisdomTree Asset Management, as the investment adviser for the Fund, may hire sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have obtained an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

The Sub-Adviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

10	WisdomTree Trust Prospectus

portfolio as it deems appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are listed below.

Mr. Kingsley Williams is a Deputy Chief Investment Officer and is responsible for the investment oversight of the Sub-Adviser. Mr. Williams has been with the Sub-Adviser for four years. He received his M.B.A. from Wits Business School, Johannesburg and has 12 years of investment experience.

Mr. Anver Dollie is a Deputy Chief Investment Officer and is responsible for portfolio implementation and operations of the Sub-Adviser. Mr. Dollie has been with the Sub-Adviser for seven years. He has 15 years of investment experience.

Ms. Nonhlanhla Dube is a portfolio manager for the Sub-Adviser. Ms. Dube has been with the Sub-Adviser for six years. She received her undergraduate degree from the University of Johannesburg. Ms. Dube has six years of investment experience.

The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Fund.

Legal Proceedings

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WisdomTree Asset Management, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or the Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on NASDAQ (the “Listing Exchange”) and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Fund and/or amortized cost for securities

WisdomTree Trust Prospectus	11

with remaining maturities of 60 days or less. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

12	WisdomTree Trust Prospectus

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to WisdomTree Trust, including that such investment companies enter into an agreement with the Fund.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of short-term capital gain will be taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

Dividends and distributions from the Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by the Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from the Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of the Fund consist of foreign stocks or securities, the Fund intends to “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

WisdomTree Trust Prospectus	13

The Fund (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash paid for the Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year, and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount Information

Information regarding how often shares of the Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of the Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

14	WisdomTree Trust Prospectus

WisdomTree Investments, WisdomTree Asset Management and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Fund. WisdomTree Investments has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. The Fund, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Fund. S&P shall have no liability for any errors or omissions in calculating any Index.

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

WisdomTree Trust Prospectus	15

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2012 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864 WIS-PR-014-06

WISDOMTREE® TRUST

WisdomTree China Dividend ex-Financials Fund

Ticker: CHXF

Principal U.S. Listing Exchange: NASDAQ

STATEMENT OF ADDITIONAL INFORMATION

September 10, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the WisdomTree China Dividend ex-Financials Fund (the “Fund”), a separate series of the WisdomTree Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for the Fund is dated September 10, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted below.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473, visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

SAI dated September 10, 2012

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as the investment adviser to the Fund. Old Mutual Global Index Trackers (Proprietary) Limited (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers.” ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the shares of the Fund.

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index (the “Index”). The Index is created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management.

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as NASDAQ (the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

“WisdomTree” is a registered mark of WisdomTree Investments, and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. The Fund does not try to beat the Index it tracks and does not seek temporary defensive positions when equity markets decline or appear to be overvalued. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies.

The Index is comprised of dividend paying common stocks outside of the financial sector. The Index consists of the ten largest stocks in each sector of the Chinese economy, other than the financial sector, that meet the Index criteria. Companies are eligible to be included in the Index if they have at least $1 billion in float-adjusted market capitalization, are domiciled in China and are listed on the Hong Kong Stock Exchange. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Shares held by control groups, public companies and government agencies are excluded. Companies are weighted in the Index based on annual cash dividends paid. Companies that pay higher dividends and meet specified liquidity and other criteria generally have a higher weight in the Index. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security weights may fluctuate above 10% and sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) generally will be invested in the component securities of the Index. The Fund generally may invest up to 5% of its total assets in securities not included in the Index but which the Fund believes will help it track the Index. For example, the Fund may invest in securities that are not components of the Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 95% of its total assets in the securities of the Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The Fund, from time to time, may have less than 95% of its assets invested in securities of the Index in order to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, the Fund may not have less than 90% of its total assets invested in securities of the Index.

As a matter of general policy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

GENERAL RISKS

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and therefore a decrease in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Index are listed on the Hong Kong Stock Exchange, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in late 2008 and throughout much of 2009. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by the Fund is set forth below.

CURRENCY TRANSACTIONS. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s total assets that are denominated in one or more foreign currencies.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. The Fund invests in stocks of foreign corporations. The Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored, however, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to the underlying Index.

DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Fund treats deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Swap Agreements. The Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the Hong Kong dollar). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent the Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder. The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may cause the value of the Fund’s shares to decline.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund may purchase or otherwise invest in shares of affiliated exchange-traded funds (“ETFs”) and affiliated money market funds.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Equity ETFs to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The Fund currently invests a relatively large percentage of its assets in markets that are considered to be “emerging.” Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in China and Hong Kong. The Fund invests primarily in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on the Fund’s performance.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

The Sub-Adviser has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, the Sub-Adviser seeks to act solely in the best financial and economic interest of each client. The Sub-Adviser believes that a company’s management should, on the whole, be committed and incentivized to maximize shareholder value; therefore, the Sub-Adviser generally votes in favor of management’s proposals. If management consistently exhibits behavior that does not maximize shareholder value, management will ultimately be removed by the board and shareholders and replaced with management that will look to maximize shareholder value. So as a general principle, the Sub-Adviser is comfortable that management proposals are strongly aligned with what is in the best financial and economic interests of the Sub-Adviser’s clients and hence the Sub-Adviser votes in favor of management. The Sub-Adviser recognizes its duty to vote proxies in the best interests of its clients. The Sub-Adviser seeks to avoid material conflicts of interest by applying detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts without consideration of any client relationship factors.

Proxy voting proposals are voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Sub-Adviser’s policies on specific issues. With regard to voting proxies of foreign companies, the Sub-Adviser may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. When filed, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Advisers. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

The Fund is an ETF, and therefore information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange, and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE CHINA DIVIDEND ex-FINANCIALS INDEX

WisdomTree China Dividend ex-Financials Index

Number of Components: approximately 64

Index Description. The WisdomTree China Dividend ex-Financials Index is comprised of dividend paying common stocks outside of the financial sector. The Index consists of the ten largest stocks in each sector of the Chinese economy, other than the financial sector, that meet the Index criteria. Companies are eligible to be included in the Index if they have at least $1 billion in float-adjusted market capitalization, are domiciled in China and are listed on the Hong Kong Stock Exchange. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Shares held by control groups, public companies and government agencies are excluded. Companies are weighted in the Index based on annual cash dividends paid. Companies that pay higher dividends and meet specified liquidity and other criteria generally have a higher weight in the Index. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security weights may fluctuate above 10% and sector weights may fluctuate above 25% between annual Index rebalance dates.

Annual Index Rebalance. The Index is “rebalanced” or “reconstituted” on an annual basis. New securities are added to the Index only during the annual rebalance. The annual rebalance of the Index generally takes place in June of each year.

During the annual rebalance, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in the Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the Index, and securities that do not meet such requirements are dropped from the Index. The approximate number of components of the Index is disclosed herein as of July 31, 2012.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 20% of the Index, its weighting will be reduced at the close of the current calendar quarter to the initial 10% cap, and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of the Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced. At the time of the Index’s annual rebalance, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 25%. In response to market conditions, security weights may fluctuate above 10% and sector weights may fluctuate above 25% between annual Index rebalance dates.

Index Availability. Most WisdomTree Indexes are calculated and disseminated throughout each day the NYSE is open for trading. Certain exceptions, including the WisdomTree China Dividend ex-Financials Index, are calculated only on an end-of-day basis due to differences in time zone and the fact that these markets are not open during the NYSE’s market hours.

Changes to the Index Methodology. The Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation. Sixty (60) days’ notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Fund, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to prevent the Fund’s portfolio managers from having any influence on the construction of the Index methodology.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below and its investment objective and its underlying Index without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Fund’s Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the fund. Additionally, the fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisers and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Advisers to review such services. Among other things, the Board regularly considers the Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Advisers and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board of Trustees, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board of Trustees is composed of a super-majority (75%) of trustees who are not interested persons of the Fund (i.e., “independent trustees”). There is an Audit Committee and a Governance and Nominating Committee of the Board, each of which is chaired by an independent trustee and comprised solely of independent trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the independent trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of trustees on the Board, and the fact that an independent trustee serves as Chairman of the Board.

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	49	Director, WisdomTree Investments, Inc.

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006-present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet, Inc., 2009 to 2012; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	49	Trustee, GLG Investment Series Trust; and Trustee, Man Long/ Short Fund

Toni Massaro (1955)**	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	49	None

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	49	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Officers of the Trust

Jonathan Steinberg*** (1964)	President, 2005-present; Trustee, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	49	Director, Wisdom Tree Investments, Inc.

Amit Muni*** (1969)	Treasurer, Assistant Secretary, 2008-present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	49	None

Richard Morris*** (1967)	Secretary, Chief Legal Officer, 2005-present	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Asset Management, Inc. since 2005 and WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	49	None

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of September 10, 2012.

Audit Committee. Each independent trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The independent trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2012, the Audit Committee held six meetings.

Governance and Nominating Committee. Each independent trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as independent trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s independent trustees, it may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2012, the Governance and Nominating Committee held two meetings.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Fund because of the experience he has gained as president, chief executive officer, and director of WisdomTree Investments, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2005.

The Trust has concluded that Mr. Barton should serve as Trustee of the Fund because of the experience he gained working both as a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*

Interested Trustee

Jonathan L. Steinberg	Emerging Markets Local Debt Fund	$1-$10,000	Over $100,000
	Global Equity Income Fund	$10,001-$50,000
	Emerging Markets Equity Income Fund	$50,001-$100,000
	Emerging Markets SmallCap Dividend Fund	$1-$10,000
	SmallCap Earnings Fund	$50,001-$100,000

Independent Trustees

Gregory E. Barton	Total Dividend Fund	Over $100,000	Over $100,000
	DEFA Fund	$10,001-$50,000
	Managed Futures Strategy Fund	$10,001-$50,000

Toni M. Massaro	Dreyfus Emerging Currency Fund	$1-$10,000	Over $100,000
	Equity Income Fund	$10,001-$50,000
	Managed Futures Strategy Fund	$10,001-$50,000
	LargeCap Growth Fund	$1-$10,000
	LargeCap Dividend Fund	$10,001-$50,000
	Emerging Markets SmallCap Dividend Fund	$1-$10,000

Victor Ugolyn	LargeCap Dividend Fund	$10,001-$50,000	$50,001-$100,000
	International LargeCap Dividend Fund	$10,001-$50,000

*	These values are based on the Trustees’ ownership as of 12/31/2011, and are measured by using the NAV as of 6/29/2012.

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2012.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Gregory Barton	$144,305	None	None	$144,305
Toni Massaro	$149,896	None	None	$149,896
Victor Ugolyn	$197,485	None	None	$197,485

*	The Trust is the only trust in the “Fund Complex.”

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 29, 2012.

Control Persons and Principal Holders of Securities.

Because the Fund is new there were no beneficial owners as of the date of this SAI.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management (the “Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Fund to operate. The Fund pays WisdomTree Asset Management a fee equal to 0.63% of the Fund’s average daily net assets. WisdomTree Asset Management has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each independent trustee; (iv) compensation and expenses of counsel to the independent trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management.

Pursuant to a separate contractual arrangement with respect to the Fund through March 31, 2013, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the independent trustees and counsel to the independent trustees, in exchange for a fee paid by the Fund of up to 0.0044% of the Fund’s average daily net assets.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Old Mutual Global Index Trackers (Proprietary) Limited, a registered investment adviser, serves as Sub-Adviser for, and is responsible for the day-to-day management of, the Fund. The Sub-Adviser, a member of the Old Mutual Group, is an emerging market based registered investment adviser that manages passive global strategies for clients in the United States, Europe and Africa. Its principal office is located at 3rd Floor, Umnotho Building, Mutual Square, 93 Grayston Drive, Sandton, Johannesburg, South Africa 2196. As of July 31, 2012, the Sub-Adviser had assets under management totaling approximately $5.9 billion. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Fund.

Portfolio Managers. The Sub-Adviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are listed below.

Mr. Kingsley Williams is a Deputy Chief Investment Officer and is responsible for the investment oversight of the Sub-Adviser. Mr. Williams has been with the Sub-Adviser for four years. He received his M.B.A. from Wits Business School, Johannesburg and has 12 years of investment experience.

Mr. Anver Dollie is a Deputy Chief Investment Officer and is responsible for portfolio implementation and operations of the Sub-Adviser. Mr. Dollie has been with the Sub-Adviser for seven years. He has 15 years of investment experience.

Ms. Nonhlanhla Dube is a portfolio manager for the Sub-Adviser. Ms. Dube has been with the Sub-Adviser for six years. She received her undergraduate degree from the University of Johannesburg. Ms. Dube has six years of investment experience.

Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team.

As of July 31, 2012, the Sub-Adviser’s team of portfolio managers managed 18 pooled investment vehicles with approximately $800 million in assets; 14 pension accounts with approximately $1.2 billion in assets; and four life insurance accounts with approximately $3.9 billion in assets.

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

Portfolio Manager Compensation. The Sub-Adviser’s portfolio managers who are responsible for managing the Fund are paid by the Sub-Adviser and not by the Fund.

The primary objectives of the Sub-Adviser’s compensation plans are to:

• Motivate and reward continued growth and profitability

• Attract and retain high-performing individuals critical to the ongoing success of the Sub-Adviser

• Motivate and reward superior business/investment performance

• Create an ownership mentality for all plan participants

Under the compensation plan, each investment professional’s cash compensation is comprised primarily of a market-based base salary and profit sharing incentives (cash and deferred). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The Sub-Adviser’s investment professionals share in the profits generated within the company. There is no cap on this profit share (no maximum in terms of monthly salary) and as the business grows there is a direct increase in their profit pool. In addition, a portion of the profit share is deferred into a medium term incentive scheme, with a minimum three year lock-in. The full deferred portion is invested by the boutique members into the funds they manage for clients. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short- and long-term returns and qualitative behavioral factors. Awards are paid partially in cash with the balance deferred through the medium term incentive scheme.

These positions that participate in the medium term incentive scheme have a high level of accountability and a large impact on the success of the business due to each position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year vesting period.

The Sub-Adviser’s portfolio managers responsible for managing mutual funds are paid by the Sub-Adviser and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all employees.

Description of Material Conflicts of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not in others. The portfolio manager will effect changes to the portfolio based on any index changes, deviations from targeted tracking error and corporate events. The team of analysts continuously assesses and monitors the positions in the portfolios relative to the market and the effect any corporate actions may have on the index. Because each portfolio is constantly compared to the index it is tracking, allocation of investment opportunities are unique to each portfolio even if multiple portfolios are tracking the same index. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or may make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not provide incentive to favor one account over another, because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow the Adviser or Sub-Adviser to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close. There is no guarantee that the Adviser, the Sub-Adviser and the portfolio managers will be able to identify or mitigate these conflicts of interest.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act of 1940, as amended, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. The Bank of New York Mellon (“BNY Mellon”) serves as administrator, custodian, transfer agent and securities lending agent for the Fund. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Fund’s securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program.

The Fund is new and the Adviser had not paid BNY Mellon any fees for services to the Fund as of the fiscal year ended March 31, 2012.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Fund’s Prospectus and below in the “Creation and Redemption of Creation Unit Aggregations” section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Fund’s Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations, and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the independent trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs. WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by WisdomTree Asset Management in its sole discretion.

Brokerage Commissions

The Fund is new and had not paid any brokerage commissions as of the fiscal year ended March 31, 2012.

Affiliated Brokers

The Fund is new and had not paid any commissions to any affiliated brokers as of the fiscal year ended March 31, 2012.

Regular Broker-Dealers

The Fund is new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2012.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and therefore did not have a portfolio turnover rate for the fiscal year ended March 31, 2012.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of funds (“Funds”). The Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of The Depository Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities generally consist of a representative sample of the securities in the Fund’s Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

The Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes from time to time based on changes to the Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. The Fund reserves the right to issue and redeem Creation Unit Aggregations solely for cash in an amount based on the NAV per Creation Unit Aggregation.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Equity ETFs, such as the Fund, cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of International Equity ETFs, such as the Fund, should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for International Equity ETFs. For each International Equity ETF, including the Fund, BNY Mellon shall cause the sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date. The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Equity ETFs may be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. Such undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 110% of the value of the missing Deposit Securities, which amount may change from time to time in WisdomTree Asset Management’s sole discretion. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to the Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for the Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for the Fund, may be charged in cases where the Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by the Fund.

The following table sets forth the standard and maximum creation and redemption transaction fee for the Fund. These fees may be changed by the Trust.

Fund	Approximate Value for One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
WisdomTree China Dividend ex-Financials Fund	$2,500,000	$1,000	$4,000

Placement of Redemption Orders for International Equity ETFs. Orders to redeem Creation Unit Aggregations of International Equity ETFs, including the Fund, must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Equity ETFs is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Equity ETFs, such as the Fund, may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Equity ETFs. Such procedures may change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Equity ETFs, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY Mellon and marked-to-market daily, and that the fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY Mellon prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY Mellon on such Transmittal Date. If, however, a redemption order is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to BNY Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or that are otherwise not Business Days for the Fund, stockholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (NYSE) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

The Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. The Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to the Fund, and each of the other WisdomTree Funds, during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2012 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 2 February 20-21, 27 April 2, 5-6, 30 May 1, 25 June 20 July 9 August 20 October 8 November 6, 26 December 24-25	January 2, 26 March 12 April 6, 9, 25 June 11 August 6 October 1 November 6 December 25-26	January 6 April 6, 9 May 1, 17, 28 June 7 August 15 October 26 November 1 December 24-26, 31	April 6, 9 December 25-26	January 25 February 20-22 April 6 May 1 June 7 July 9 September 7 October 12 November 2, 15, 20 December 24-25, 31	April 6 May 1, 21 July 2, 16 August 15 September 17-19 October 15 November 1-2 December 25, 31

China	Denmark	The Czech Republic	Egypt	Finland	France
January 2, 3, 16, 23-27 February 20 April 2-4, 6, 9, 30 May 1, 28 June 22 July 2, 4 September 3 October 1-5, 8, 23 November 12, 22 December 25-26	April 5-6, 9 May 4, 17-18, 28 June 5 December 24-26, 31	April 9 May 1, 8 July 5-6 September 28 December 24-26	January 1, 25 April 15-16, 25 May 1 July 23 August 19-20 October 25 November 15	January 6 April 5-6, 9 May 1, 17 June 22 December 6, 24-25, 31	April 6, 9 May 1, 8, 17, 28 August 15 November 1 December 25-26

Germany	Greece	Hong Kong	Hungary	India	Indonesia
April 6, 9 May 1 December 25-26, 31	January 6 February 27 April 6, 9, 13, 16 May 1 June 4 August 15 December 25-26	January 2, 23-25 April 4, 6, 9 May 1 July 2 October 1-2, 23 December 25-26	March 15-16, 24 April 9, 30 May 1, 28 August 20 October 22-23, 27 November 1-2, 10 December 15, 24-26	January 26 February 20 March 8, 23 April 2, 5-6 May 1 August 15, 20 September 19 October 2, 24, 26 November 13-14, 28 December 25	January 23 March 23 April 6 May 17-18 August 17, 20-22 October 26 November 15-16 December 24-25, 31

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 2, 16 February 20 March 19 April 6, 9 May 1, 7, 28 June 4-5 July 4 August 6, 27 September 3 October 8, 29 November 12, 22, 24 December 24-26, 31	March 8 April 6, 12, 13, 25-27 July 29 September 16-18, 25-26, 30 October 1, 7-8	January 6 April 6, 9, 25 May 1 August 15 November 1 December 8, 24-26, 31	January 2-3, 9 March 20 April 30 May 3-4 July 16 September 17 October 8 November 23 December 24, 31	January 23-24 February 1, 6-7 May 1 August 20-21, 31 September 17 October 26 November 13, 15 December 25	February 6 March 19 April 5-6 May 1 November 2, 21 December 12, 25

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
April 6, 9, 30 May 1, 17, 28 June 2, 13 December 25-26	January 2-3 February 6 April 6, 9, 25 June 4 October 22 December 25-26	April 5-6 May 1 June 29 August 30 October 8 November 1 December 25	January 23 April 5-6, 9 May 1 June 12 August 21, 27 November 1-2, 30 December 25, 31	February 21 April 6, 9, 25 May 1 June 7, 13 August 15 October 5 November 1 December 24-26, 31	January 2-6, 9-10 February 22-23 March 7-9, 11 April 28, 30 May 1, 8-9 June 9, 11-12 November 5 December 29, 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 2, 23-24 April 6 May 1 August 9, 20 October 26 November 13 December 25	January 2 March 21 April 6, 9, 27 May 1 August 9 September 24 December 17, 25-26	January 23-24 March 1 April 11 May 1, 28 June 6 August 15 October 3 December 19, 25, 31	January 6 April 5-6, 9 May 1 August 15 October 12 November 1 December 6, 25-26	January 5-6 April 5-6, 9, 30 May 1, 16-17 June 6, 22 November 2 December 24-25, 31	January 2 April 6, 9, 16 May 1, 17, 28 June 2, 13 August 1 September 12 December 24-26, 31

Taiwan	Thailand	Turkey	United Kingdom	Bahrain	Canada
January 23-27 February 27-28 April 4 May 1 October 10 December 31	January 2, 3 March 7 April 6, 13, 16 May 1, 7 June 4 August 2, 13 October 23 December 5, 10, 31	April 23 May 1 August 20-21, 30 October 24-26, 29	January 2, 16 February 20 April 6, 9 May 1, 7, 28 June 4, 5 July 4 August 27 September 3 October 8 November 12, 22 December 25-26	January 1 May 1 August 19-20 October 25 November 14, 22 December 16-17	January 2, 3 February 20 April 6 May 21 June 25 July 2 August 6 September 3 October 8 November 12 December 25-26

Jordan	Kuwait	Lebanon	Mauritius	Morocco	Norway
January 1 May 1 August 19-21 October 25, 28-29 November 15 December 25	January 1 February 5, 26 June 17 August 19-21 October 24-25 November 15	January 2, 6 February 4, 9 April 6, 13 May 1 August 15, 20 October 26, 27 November 15, 22, 24 December 25	January 2, 3 February 1, 7, 20 March 12, 23 May 1 August 15 September 20 November 2, 13 December 25	January 11 May 1 July 30 August 14, 20-21 October 26 November 6, 15	April 4-6, 9 May 1, 17, 28 December 24-26, 31

Oman	Poland	Qatar	U.A.E*
February 5 June 17 July 23 August 19-23 October 25, 28-31 November 15, 18-19	January 6 April 6, 9 May 1, 3 June 7 August 15 November 1 December 24-26, 31	January 1 March 4 August 20-22 October 28-30 December 18	January 1-2, 16 February 20 May 28 June 17 July 4 August 19-21 September 3 October 8, 25, 28 November 12, 15, 22 December 2-3, 25

*	Dubai Financial Markets only. Regular working days in Abu Dhabi.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC). The Fund intends to elect to be treated and qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year at least an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) for taxable years beginning on or before December 31, 2012, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

Capital Loss Carryovers. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Certain Excise Taxes. If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For shareholders’ taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Since the Fund will invest primarily in companies domiciled in China, the Fund does not expect a substantial portion of its dividends to qualify for the dividends-received deduction available to corporate shareholders.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions from the Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

If the Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct Taxpayer Identification Number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 28% and is scheduled to increase to 31% in 2013.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund may be eligible to treat a PFIC as a “qualified electing fund” under the Code, in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

Additional Tax Information Concerning REITs. Certain WisdomTree Funds, including the Fund, may invest in entities treated as REITs for U.S. federal income tax purposes. A Fund’s investments in REIT equity securities may at times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if its shares constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then that Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such CRT at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund. The Fund does not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a non-U.S. person directly, would not be subject to withholding.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Distributions paid after December 31, 2013 and redemption payments paid after December 31, 2014 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate notwithstanding the status of any such amounts as capital gain dividends. Distributions paid after December 31, 2013 and redemption payments paid after December 31, 2014 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between (i) the sum of the market value of the Creation Units at the time and any Cash Component received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any Cash Component paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of the Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund might not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Bingham McCutchen LLP, 2020 K Street, NW, Washington, DC 20006, is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, NY 10036, serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A, filed with the U.S. Securities Exchange Commission (the “SEC”) on March 13, 2006.

(a)(2)	Schedule A, as revised August 2012, to the Trust Instrument dated December 15, 2005 is filed herewith.

(a)(3)	Certificate of Trust, as filed with the State of Delaware on December 15, 2005, is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on March 13, 2006.

(b)	By-Laws of the Registrant are incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on March 13, 2006.

(c)	Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument dated December 15, 2005, filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A, filed with SEC on March 13, 2006.

(d)(1)	Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(d)(2)	Schedule A, as revised August 29, 2012, to the Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(d)(3)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14, filed with the SEC on April 4, 2008.

(d)(4)	Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10, filed with the SEC on January 2, 2008.

(d)(5)	Appendix A, dated June 1, 2011, to the Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(d)(6)	Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14, filed with the SEC on April 4, 2008.

(d)(7)	Revised Appendix A, dated October 14, 2011, to the Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(d)(8)	Sub-Advisory Agreement dated February 19, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio, Inc., and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14, filed with the SEC on April 4, 2008.

(d)(9)	Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation to be filed by amendment.

(d)(10)	Amended and Restated Appendix A and Appendix B-1, effective as of August 29, 2012, to the Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation is filed herewith.

Item 28.	Exhibits

(d)(11)	Investment Sub-Advisory Agreement dated June 25, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree China Dividend ex-Financials Fund, and Old Mutual Global Index Trackers (Proprietary) Limited, is filed herewith.

(d)(12)	Sub-Advisory Agreement dated January 10, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets Corporate Bond Fund, and Western Asset Management Company, is incorporated herein by reference to exhibit (d)(19) of Registrant’s Post-Effective Amendment No. 97, filed with the SEC on February 9, 2012.

(e)(1)	Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(e)(2)	Amendment No. 2 and revised Exhibit A, dated August 29, 2012, to the Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is filed herewith.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(g)(2)	Schedule II, as revised August 29, 2012, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(g)(3)	Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(g)(4)	Schedule I, as revised August 29, 2012 to the Foreign Custody Manager Agreement dated May 24, 2006, between the Registrant and The Bank of New York is filed herewith.

(g)(5)	Custody Agreement dated February 18, 2008 between WisdomTree India Investment Portfolio, Inc. and The Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14, filed with the SEC on April 4, 2008.

(h)(1)	Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Schedule A, as revised August 29, 2012, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is filed herewith.

(h)(3)	Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(h)(4)	Appendix A, as revised August 29, 2012, to the Transfer Agency and Services Agreement dated May 24, 2006 between the Registrant and The Bank of New York, is filed herewith.

(h)(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2, filed with the SEC on September 29, 2006.

(h)(6)	Exhibit A, as revised August 29, 2012, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is filed herewith.

(h)(7)	Form of Securities Loan Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 20, filed with the SEC on December 24, 2008.

Item 28.	Exhibits

(h)(8)	Amendment No. 5, dated June 17, 2011, to the Securities Lending Authorization Agreement dated September 17, 2008 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 60, filed with the SEC on July 29, 2011.

(h)(9)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 27, filed with the SEC on October 15, 2009.

(h)(10)	Exhibit C, as revised August 29, 2012, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(h)(11)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is filed herewith.

(h)(12)	WisdomTree Rules-Based Earnings-Weighted Methodology, dated June 2012, is incorporated herein by reference to exhibit (h)(13) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(13)	WisdomTree Rules-Based Methodology (Growth Index), dated June 2012, is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(14)	WisdomTree Rules-Based Methodology (DEFA International Hedged Equity and Japan Hedged Equity Indexes), dated June 2012, is incorporated herein by reference to exhibit (h)(15) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(15)	WisdomTree Rules-Based Methodology (Domestic and International Dividend Funds), dated June 2012, is incorporated herein by reference to exhibit (h)(16) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(16)	WisdomTree Rules-Based Methodology (Global Dividend and World ex-U.S. Indexes), dated June 2012, is incorporated herein by reference to exhibit (h)(17) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(17)	WisdomTree Rules-Based Methodology (Emerging Market Earnings Indexes), dated July 2010, is incorporated herein by reference to exhibit (h)(18) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(18)	WisdomTree Rules-Based Methodology (Emerging Market Dividend Indexes), dated June 2012, is incorporated herein by reference to exhibit (h)(19) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(19)	WisdomTree Rules-Based Methodology (Global ex-US Growth Index), dated June 2012, is incorporated herein by reference to exhibit (h)(20) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(20)	WisdomTree Rules-Based Earnings-Weighted Value Index Methodology, dated March 2012, is incorporated herein by reference to exhibit (h)(21) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(h)(21)	WisdomTree Rules-Based Methodology (Middle East Dividend Index), dated July 2010, is incorporated herein by reference to exhibit (h)(22) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(i)	Opinion of counsel, Bingham McCutchen LLP, is incorporated herein by reference to exhibit (i) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2, filed with the SEC on June 9, 2006.

Item 28.	Exhibits

(m)	Not applicable.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(1) of Registrant’s Post-Effective Amendment No. 27, filed with the SEC on October 15, 2009.

(p)(2)	Code of Ethics of WisdomTree Asset Management is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(p)(3)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(3) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to exhibit (p)(4) of Registrant’s Post-Effective Amendment No. 124, filed with the SEC on July 27, 2012.

(p)(5)	Code of Ethics of The Dreyfus Corporation is incorporated herein by reference to exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 14, filed with the SEC on April 4, 2008.

(p)(6)	Code of Ethics of Western Asset Management Company is incorporated herein by reference to exhibit (p)(5) of the Registrant’s Post-Effective Amendment No. 97, filed with the SEC on February 9, 2012.

(p)(7)	Code of Ethics of Old Mutual Global Index Trackers (Proprietary) Limited to be filed by amendment.

(q)(1)	Powers of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn are incorporated herein by reference to exhibit (q) of Registrant’s Post-Effective Amendment No. 7, filed with the SEC on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post-Effective Amendment No. 16, filed with the SEC on June 27, 2008.

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)

every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that

Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither

Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Chief Executive Officer)	Chief Executive Officer of WisdomTree Investments Inc. and Director of WisdomTree Investments, Inc. since 1989; President, WisdomTree Trust since 2005.

Amit Muni	Chief Financial Officer and Secretary	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Richard Morris	General Counsel, Chief Compliance Officer	Secretary and Chief Legal Officer of WisdomTree Trust since 2005; Chief Compliance Officer of WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. The Dreyfus Corporation serves as sub-adviser for the Trust’s “WisdomTree Currency Income Funds,” WisdomTree Australia & New Zealand Debt Fund, and WisdomTree Euro Debt Fund. Western Asset Management Company serves as sub-adviser for the Trust’s WisdomTree Emerging Markets Corporate Bond Fund. Old Mutual Global Index Trackers (Proprietary) Limited serves as sub-adviser for the Trust’s China Dividend ex-Financials Fund. Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.

To the Knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Mellon Capital Management Corporation

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
William Fouse	Board of Directors and Chairman Emeritus	Dual officer of The Bank of New York

Thomas Hazuka	Board of Directors	None

David Kwan	Managing Director and Head of Fixed Income Management	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Thomas Loeb	Board of Directors and Chairman Emeritus	Dual officer of The Bank of New York

Gabriella Parcella	Chief Executive Officer and Board of Directors	Dual officer of The Bank of New York

Charles Jacklin	Board of Directors and Chairman	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Linda Lillard	Executive Vice President and Chief Operating Officer	Dual officer of The Bank of New York

Warren Chiang	Managing Director, Active Equity Strategies	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Lawrence Lee	Managing Director and Chief Compliance Officer	Dual officer of The Bank of New York

Eric Goodbar	Managing Director and Hedge Fund Strategist	Dual officer of The Bank of New York

Karen Wong	Managing Director, Equity Index Strategies	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Lynn Spang	Managing Director and Senior Managing Counsel	None

Andrew Pellegrino	Managing Director, Consultant Relations	Dual officer of The Bank of New York

Jeffrey Zhang	Executive Vice President, Chief Investment Officer, Active Strategies , and Board of Directors	Dual officer of The Bank of New York

Name	Position Held with Mellon Capital Management Corporation	Principal Business(es) During the Last Two Fiscal Years
Rose Huening-Clark	Managing Director	None

Mitchell Harris	Board of Directors	BNY Mellon—President, Investment Management; BNY Mellon Asset Management—Chairman of the Fixed Income, Cash & Currency Group; Insight Investment Management (Global ) Limited- Board of Director; Walter Scott & Partners—Director; BNY Alcentra Group Holdings, Inc—Director; Standish Mellon Asset Management Company LLC-Executive Chairman; Fixed Income and Cash AM Service Company LLC—Manager; Pareto Partners—Chairman; The Dreyfus Corporation—Director

David Dirks	Managing Director, Head of Relationship Management and Client Service North America	Dual officer of The Bank of New York

Lynn Challenger	Managing Director, Head of Global Trading	Dual officer of The Bank of New York

Alexander Huberts	President, Investments & Finance, and Board of Directors	Dual officer of The Bank of New York

Vassilis Dagioglu	Managing Director, Head of Asset Allocation Portfolio Management	Dual officer of The Bank of New York, employee of The Dreyfus Corporation

Anjun Zhou	Managing Director, Head of Asset Allocation Research	None

Nicholas Fohl	Managing Director, Chief Administrative Officer	None

Charles Dolan	Board of Directors	BNY Mellon Asset Management -Chief Strategist, Fixed Income, Cash and Currency Group,

Richard Watson	Executive Vice President and Global Head of Distribution	Dual officer of The Bank of New York

Sheryl Linck	Managing Director, Head of North American Business Development	Dual officer of The Bank of New York

Abou Diop	Managing Director and Chief Information Officer	None

The Dreyfus Corporation

Name	Position Held with The Dreyfus Corporation	Principal Business(es) During the Last Two Fiscal Years
John Cardona	President and Director	None

Joseph Connolly	Chief Compliance Officer	None

Diane Durnin	Vice Chair and Director	None

Gary Pierce	Controller	None

Jonathan Baum	Chairman, Chief Executive Officer and Director	None

James Bitetto	Secretary	None

Mitchell Harris	Director	None

Dwight Jacobsen	Director	None

Bradley Skapyak	Chief Operating Officer and Director	None

Robert Capone	Director	None

Christopher Sheldon	Chief Investment Officer and Director	None

Western Asset Management Company

Name	Position with Sub-Advisers	Principal Business(es) During the Last Two Fiscal Years
Bruce Daniel Alberts	Chief Financial Officer	None

James William Hirschmann	Director, Chief Executive Officer and President	None

Brett Benjamin Canon	Director of Risk Management and Operations	None

Charles Antony Ruys De Perez	General Counsel and Secretary	None

Jeffery Allen Nattans	Board of Directors

Director, WAM

Manager, LMCM

Manager, Clear Adv

Manager, LMIC

Director, NS

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAMCL

Director, WAM Tokyo

Director, WAM Australia

Director, WAM Singapore

James Joseph Flick	Director of Global Client Service and Marketing	None

Ronald Richard Dewhurst	Board of Directors

Director, WAM

Director, Batterymarch

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc Manager, Royce

Old Mutual Global Index Trackers (Proprietary) Limited

Name	Position with Sub-Advisers	Principal Business(es) During the Last Two Fiscal Years
Tendai Musikavanhu	Director, Chief Executive Officer

Trustee of Inhlakaniphu Education Development Trust Founder/Trustee and Beneficiary of Musikavanhu Investment Trust

Chairman and Shareholder of One Stone Capital (Pty) Ltd

Shareholder of Umbono Capital Partners (Pty) Limited

Trustee of Umbono Group Share Incentive Trust

Beneficiary of Umbono Staff Consortium Trust

Craig Michael Chambers	Director, Chief Investment Officer	Director and shareholder of One Stone Capital (Pty) Ltd Non-Executieve Director of Adapt IT Holdings Limited Director TDH Foundation

Anver Dollie	Deputy Chief Investment Officer	None

Brett William Pohl	Chief Compliance Officer	None

Diane Claire Radley	Chairman

Director of Business Venture Investments No 1457 (Pty) Limited

Trustee of Cait McCann Trust Trustee of Claire McCann Trust

Chairman of Futuregrowth Asset Management (Pty) Limited

Trustee of McCann Family Trust

Chairman of Old Mutual

Capital Partners (Pty) Limited

Mobasheer Patel	Director

Director of Amabubesi Capital (Pty) Limited

Director of Amabubesi Investments (Pty) Limited

Director of Friedshelf 1168 (Pty) Limited

Director of Futuregrowth Asset Managemetn (Pty) Limited

Director of Hluma Development Local Investment Agency (Pty) Limited

Item 32. Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, DBX ETF Trust, db-X Exchange Traded Funds, Inc. (formerly, TD Independence Funds, Inc.), EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, and Williams Capital Liquid Assets Fund.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33. Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, New York 10017.

(c)	The Dreyfus Corporation and Mellon Capital Management Corporation maintain all Records relating to their services as sub-advisers, at One Mellon Center, Pittsburgh, Pennsylvania, 15258 and 50 Fremont St., Suite 3900, San Francisco, California 94105.

(d)	Western Asset Management Company maintains all Records relating to its services as sub-adviser at 385 E. Colorado Boulevard, Pasadena, California 91101.

(e)	Old Mutual Index Trackers (Proprietary) Limited maintains all Records relating to its services as sub-adviser at the Umnotho Building, Mutual Square, 93 Grayston Drive, 3rd Floor, Sandton, Johannesburg, South Africa 2196.

(f)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(g)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 10th day of September, 2012.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer)	September 10, 2012

/s/ Amit Muni* Amit Muni*	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	September 10, 2012

/s/ Gregory Barton* Gregory Barton*	Trustee	September 10, 2012

/s/ Toni Massaro* Toni Massaro*	Trustee	September 10, 2012

/s/ Victor Ugolyn* Victor Ugolyn*	Trustee	September 10, 2012

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

EXHIBIT LIST

(a)(2)	Schedule A, as revised August 2012, to the Trust Instrument dated December 15, 2005

(d)(2)	Schedule A, as revised August 29, 2012, to the Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc.

(d)(10)	Amended and Restated Appendix A and Appendix B-1 dated August 29, 2011 to the Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation

(d)(11)	Investment Sub-Advisory Agreement dated June 25, 2012 between WisdomTree Asset Management, Inc. and Old Mutual Global Index Trackers (Proprietary) Limited

(e)(2)	Amendment No. 2 and revised Exhibit A, dated August 29, 2012, to the Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc.

(g)(2)	Schedule II, as revised August 29, 2012, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York

(g)(4)	Schedule A, as revised August 29, 2012 to the Foreign Custody Manager Agreement dated May 24, 2006, between the Registrant and The Bank of New York

(h)(2)	Schedule A, as revised August 29, 2012, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York

(h)(4)	Appendix A, as revised August 29, 2012, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York

(h)(6)	Exhibit A, as revised August 29, 2012, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc.

(h)(10)	Exhibit C, as revised August 29, 2012, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc.

(h)(11)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc.